SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

24	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after June 30, 2026 up through the date that these consolidated financial statements are available for distribution.

Change of Corporate Structure

On July 13, 2026, the Company established Grand Champion Trading Limited in Hong Kong, which is a wholly owned subsidiary of Lucky Yield Limited.

On August 28, 2026, Nature Flooring (Europe) Company Limited (the “Vendor”), an subsidiary of CL Workshop Group Limited (the “Company”, together with its subsidiaries, the “Group”) and Mrs. Un Son I (the “Purchaser”), entered into a sale and purchase agreement, pursuant to which the Vendor has agreed to dispose of and the Purchaser has agreed to acquire the entire issued share capital of Swift Top Capital Resources Limited (“ST”), a wholly-owned subsidiary of the Vendor, at a consideration of US$1.00 (the “Disposal”). The transfer of the entire issued share capital of ST to the Purchaser was approved by the sole director of ST on August 28, 2026. Having considered the aforesaid, the Board are of the view that the terms of the Disposal are fair and reasonable. The Disposal was approved by the Board on August 28, 2026.

Private Placement

On July 14, 2026, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors for a private placement (the “Offering”) of 12,300,000 units (the “Units”) at a purchase price of US$0.20 per Unit. Each Unit consists of (i) one ADS, each representing eight Class A Ordinary Shares, and (ii) one warrant (the “Warrant”) to purchase three ADSs. The aggregate gross proceeds of the Offering are expected to be approximately US$2.46 million, before deducting any offering expenses payable by us.

Subsequently, all of the Warrants issued in the Offering were exercised on a cashless basis in accordance with their terms. In connection with such cashless exercises, the Company issued an aggregate of 27,675,000 ADSs, representing 221,400,000 Class A Ordinary Shares. Following such exercises, no Warrants issued in the Offering remained outstanding.

At-the-market Offering Agreement

On July 17, 2026, the Company filed a registration statement on Form F-3 (the “F-3 Registration Statement”) with the SEC under the Securities Act, utilizing a shelf registration process. The F-3 Registration Statement registers the offer and sale, from time to time, in one or more offerings, of up to US$200,000,000 of the Company’s securities as described in the prospectus contained in the F-3 Registration Statement. The F-3 Registration Statement has been filed with the SEC has been declared effective on July 29, 2026.

On September 30, 2026, the Company entered into an at-the-market sales agreement with Chaince Securities, LLC, pursuant to which the Company may offer and sell American Depositary Shares (“ADSs”) for an aggregate offering amount of up to US$200.0 million. The Company is not obligated to sell any ADSs under the agreement. For further details, please refer to the Company’s Form 6-K filed with the SEC in connection with the transaction.

On October 2, 2026, the Company filed a prospectus supplement with the SEC in connection with the ATM offering to issue 1,095,890,408 class A ordinary shares (represented by 136,986,301 ADSs) pursuant to the ATM agreement. As of the date of these financial statements, no ADSs have been sold under the ATM Agreement. The ATM Agreement may be terminated by the Company or the Sales Agent in accordance with its terms, and there can be no assurance that the Company will sell any specific number of ADSs or raise any specific amount of gross proceeds under the arrangement.

Resignation and Appointment of Independent Director

On August 15, 2026, Mr. Heung Ming Henry Wong, an independent director of the Company, resigned from the board of directors (the “Board”) and each of the Audit Committee, the Compensation Committee, and the Nominating and Corporate Governance Committee, and as the chairperson of the three committees of the Board, effective immediately. Mr. Wong’s resignation from the Board and the three committees was due to personal reasons and was not due to any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

To fill in the vacancy created by the resignation of Mr. Heung Ming Henry Wong, on August 25, 2026, the Company extended a director offer letter to Mr. Haijiang Cui, who accepted the offer and signed a consent to act as a director of the Company. On August 25, 2026, the Board ratified and approved the appointment of Mr. Haijiang Cui to serve as an independent director of the Company, a member of each of the Audit Committee, the Compensation Committee, and the Nominating and Corporate Governance Committee, effective as of August 25, 2026.

Mr. Cui has extensive experience in corporate governance, business management and manufacturing operations. He has served as the Executive Director of Indicator Global (Shanghai) Commercial Management Co., Ltd. from October 2023 to May 2026, where he oversees corporate governance, business strategy and overall commercial operations, including stakeholder relationships, project execution and operational risk control. Since April 2019, Mr. Cui served as the Executive Director of Honghai Enterprise Management (Shanghai) Co., Ltd., where he was responsible for enterprise management, compliance and business planning, as well as the development of business networks and internal management systems. From January 2011 to December 2018, he served as the General Manager of Jiangjin Tourism Products Factory, where he was responsible for the overall operations of the manufacturing plant, including production, supply chain, sales, cost and quality control, team building and domestic market expansion. Mr. Cui received his Bachelor of Management in Business Administration from Nanjing University in March 2009.

Mr. Cui does not have a family relationship with any director or executive officer of the Company and has not been involved in any transaction with the Company during the past two years that would require disclosure under Item 404(a) of Regulation S-K. The Board has determined that Mr. Cui is an “independent director” as defined under Nasdaq Listing Rule 5605(a)(2).

In addition to the appointment of Mr. Cui, the Board also ratified and approved the appointment of Dr. Kin Shing Charles Lau as the chairperson of the Audit Committee, the Compensation Committee and the Nominating and Corporate Governance Committee, effective as of August 15, 2026.

2026 Equity Incentive Plan

On September 28, 2026, the Company filed a registration statement on Form S-8 (the “Form S-8 Registration Statement”) with the SEC to register 9,819,960 Class A Ordinary Shares, represented by 1,227,495 ADSs, reserved and available for issuance under the CL Workshop Group Limited 2026 Equity Incentive Plan (the “Plan”). The Plan provides for the grant of equity-based awards in the form of non-qualified stock options, incentive stock options, restricted stock awards, unrestricted stock awards, or any combination of the foregoing. In connection with the Form S-8 Registration Statement, on September 28, 2026, the Company granted a Restricted Stock Award to Mr. Zijian Wu (the “Grantee”) for 9,819,960 Class A Ordinary Shares (represented by 1,227,495 ADSs) pursuant to a Restricted Stock Award Agreement. On September 29, 2026, the Company issued the 9,819,960 Class A Ordinary Shares (represented by 1,227,495 ADSs) to the Grantee pursuant to the Restricted Stock Award Agreement.

Form F-6 Registration Statement Filed for Additional ADSs

On September 30, 2026, the Company filed a registration statement on Form F-6 with the U.S. Securities and Exchange Commission (the “SEC”) for the registration of up to 500,000,000 American Depositary Shares (“ADSs”), representing Class A ordinary shares of the Company. The Bank of New York Mellon acts as the depositary for the Company’s ADS program pursuant to the deposit agreement dated September 12, 2023.

The filing of the Form F-6 relates to the registration of ADSs under the Company’s existing depositary arrangement and does not, by itself, constitute an issuance or sale of ADSs or result in any proceeds to the Company.

Other than the events disclosed above, no other material subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.